Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing And Discontinued Operations [Line Items]
Own work capitalized	€ 873	€ 890	€ 815
Gain on disposal of companies	67	677	21
Gain on disposal of other assets	276	612	241
Government grants	17	22	22
Other operating income	354	641	523
Total	1,587	2,842	1,622
Proceeds from sale of future credit rights from claims filed within four years, not included in income statement	19
Telephone towers
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	39	176	€ 53
Gains (Losses) in fair value of equity instruments
Continuing And Discontinued Operations [Line Items]
Other operating income	24
Telefónica México
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	€ 95
Other Income
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)		213
Proceeds from sale of future credit rights		103
Proceeds from sale of future credit rights from claims filed within four years		€ 51